Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Physical gold bullion cost	$ 2,011,115	$ 2,078,227
Physical silver bullion cost	$ 999,939	1,030,025
Percent value of net assets of the Trust	0.40%
Threshold percent value of net assets of trust to calculate management fee	0.65%
Capital losses available for tax purposes	$ 0	0
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ 266	$ 242
Concentration Risk [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical gold bullion that constitutes total equity	65.00%	65.80%
Concentration Risk Location One [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	26.70%	26.30%
Concentration Risk Location Two [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	8.20%	7.80%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of silver	1.00%
Percentage increase in market value of gold	1.00%
Increase (decrease) in equity	$ 40,000	$ 40,900
Percentage decrease in market value of silver	1.00%
Percentage decrease in market value of gold	1.00%